Provision for tax, civil and labor losses and Judicial deposits and escrow accounts	12 Months Ended
Dec. 31, 2022
Provision for tax, civil and labor losses and Judicial deposits and escrow accounts
Provision for tax, civil and labor losses and Judicial deposits and escrow accounts

22      Provision for tax, civil and labor losses and Judicial deposits and escrow accounts

The Company classifies the likelihood of loss in judicial/administrative proceedings in which it is a defendant. Provisions are recorded for contingencies classified as probable loss in an amount that Management, in conjunction with its legal advisors, believes is enough to cover probable losses or when related to contingences resulting from business combinations.

In connection with the acquisition of Somos Group (Vasta’s predecessor) by Cogna Group, provisions for contingent liabilities assumed by Cogna were recognized when potential non-compliance with labor and civil legislation arising from past practices of subsidiaries acquired were identified. Thus, at the acquisition date, Cogna reviewed all proceedings for which liabilities were transferred to assess whether there was a present obligation and if the fair value could be measured reliably. The contingent liabilities are composed as follows:

a.  Composition

	December 31, 2022	December 31, 2021
Proceedings whose likelihood of loss is probable
Tax proceedings (i)	622,440	607,084
Labor proceedings (ii)	25,812	38,159
Civil proceedings	496	376
	648,748	645,619
Liabilities assumed in Business Combination
Labor proceedings (ii)	1,755	-
Civil proceedings	-	1,231
Tax proceedings	749	-
	2,504	1,231

Total of provision for tax, civil and labor losses	651,252	646,850

(i) Primarily refers to income tax positions taken by Somos and the Company in connection with a corporate restructuring held by the predecessor in 2010, In 2018, given a tax assessment via an Infraction Notice received by the predecessor for certain periods opened for tax audit coupled with unfavorable case law on a similar tax case also reached in 2018, the Company reassessed this income tax position and recorded a liability, including interest and penalties.

(ii) The Company is a party to labor demands, which mostly refer to proportional vacation, salary difference, night shift premium, overtime and social charges, among others. There are no individual labor demands with material amounts that require specific disclosure.

The changes in provision for the years ended December 31, 2022 and 2021 were as follows:

	December 31, 2021	Business combination	Additions	Reversals	Interest	Payments	December 31, 2022
Tax proceedings	607,084	749	2,904	(27,790)	41,261	(1,019)	623,189
Labor proceedings	38,159	1,755	3,376	(16,045)	776	(454)	27,567
Civil proceedings	1,607	-	368	(1,615)	26	110	496
Total	646,850	2,504	6,648	(45,450)	42,063	(1,363)	651,252
Reconciliation with profit or loss for the period
Finance expense			-	-	(42,063)
General and administrative expenses			(6,648)	21,747	-
Income tax and social contribution			-	23,703	-
Total			(6,648)	45,450	(42,063)
	December 31, 2020	Business combination	Additions	Reversals	Interest	Payments	December 31, 2021
Tax proceedings	575,724	-	16	(262)	31,623	(17)	607,084
Labor proceedings	37,896	-	3,468	(5,294)	2,636	(547)	38,159
Civil proceedings	313	1,231	110	(24)	41	(64)	1,607
Total	613,933	1,231	3,594	(5,580)	34,300	(628)	646,850
Reconciliation with profit or loss for the period
Finance costs			-	-	(34,300)
General and administrative expenses			(3,594)	5,580	-
Total			(3,594)	5,580	(34,300)

b.  Judicial Deposits and Escrow Accounts

Judicial deposits and escrow accounts recorded as non-current assets are as follows:

	December 31, 2022	December 31, 2021
Tax proceedings	2,126	2,300
Indemnification asset -Former owner	1,801	1,998
Indemnification asset – Related parties (i)	180,417	160,470
Escrow-account (ii)	10,515	14,055
	194,859	178,824

(i) Refers to an indemnification asset of the seller in connection with the acquisition of Somos (Vasta’s Predecessor) by Cogna Group (Vasta’s Parent Company) and recognized at the date of the business combination, in order to indemnify the Company for all losses that may be incurred in connection with all contingencies or lawsuits, substantially tax proceedings related to business combinations up to the maximum amount of R$180,417 (R$ 160,470 on December 31, 2021). See Note 21. This asset is indexed to CDI (Certificates of Interbank Deposits).

(ii) Refers to guarantees received as a consequence of business combinations, in connection with contingencies whose likelihood of loss is probable, and for which the former owners are liable. According to the Sale Agreement, these former owners will reimburse the Company in case payments are required and if those contingencies materialize.